Vessels Under Construction (Tables)	12 Months Ended
Dec. 31, 2017
Vessels under construction [Abstract]
Vessels under construction rollforward
A rollforward of activity within vessels under construction is as follows (in thousands):

Balance December 31, 2015	$288,282
Installment payments and other	401,556
Capitalized interest	6,951
Transferred to vessels	(506,362)
Write off due to contract cancellation	(10,427)
Balance December 31, 2016	$180,000
Installment payments and other	29,642
Capitalized interest	361
Transferred to vessels	(203,293)
Balance December 31, 2017	6,710

Schedule of Vessels under Construction	Vessel Under Construction

Vessel Name	Expected Delivery	DWT	Shipyard
Hull 2215 - TBN SBI Lynx	Q2-18	82,000	Jiangsu Yangzijiang Shipbuilding Co. Ltd.
Total Kamsarmax Newbuilding DWT		82,000